Condensed Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 742,095	$ 521,253	$ 464,765	$ 437,737
Other current assets	102,497	105,710
Total current assets	844,592	626,963
Theatre properties and equipment-net	1,304,958	1,238,850
Other assets	1,712,862	1,656,440
Total assets	3,862,412	3,522,253
Current liabilities
Current portion of long-term debt	9,546	12,145
Current portion of capital lease obligations	11,064	9,639
Accounts payable and accrued expenses	316,581	282,466
Total current liabilities	337,191	304,250
Long-term liabilities
Long-term debt, less current portion	1,754,464	1,560,076
Capital lease obligations, less current portion	139,107	131,533
Other long-term liabilities and deferrals	535,438	501,101
Total long-term liabilities	2,429,009	2,192,710
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543	49,543
Other stockholder's equity	1,035,750	964,988
Total Cinemark USA, Inc. stockholder's equity	1,085,293	1,014,531
Noncontrolling interests	10,919	10,762
Total equity	1,096,212	1,025,293	1,040,705	922,141
Total liabilities and equity	3,862,412	3,522,253
Parent Company
Current assets
Cash and cash equivalents	305,627	101,175	70,054	39,761
Other current assets	52,358	58,199
Accounts receivable from subsidiaries	338,278	246,425
Total current assets	696,263	405,799
Theatre properties and equipment-net	341,091	345,296
Investment in subsidiaries	1,087,263	1,119,919
Other assets	1,185,478	1,164,241
Total assets	3,310,095	3,035,255
Current liabilities
Current portion of long-term debt	7,000	9,243
Current portion of capital lease obligations	2,070	1,838
Accounts payable and accrued expenses	119,057	119,781
Total current liabilities	128,127	130,862
Long-term liabilities
Long-term debt, less current portion	1,754,464	1,557,174
Capital lease obligations, less current portion	28,182	30,252
Other long-term liabilities and deferrals	314,029	302,436
Total long-term liabilities	2,096,675	1,889,862
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543	49,543
Other stockholder's equity	1,035,750	964,988
Total Cinemark USA, Inc. stockholder's equity	1,085,293	1,014,531
Total equity	1,085,293	1,014,531
Total liabilities and equity	3,310,095	3,035,255
Subsidiary Guarantors
Current assets
Cash and cash equivalents	193,863	202,621	185,660	237,540
Other current assets	14,599	15,620
Total current assets	208,462	218,241
Theatre properties and equipment-net	580,595	570,945
Investment in subsidiaries	423,812	410,613
Other assets	140,192	134,152
Total assets	1,353,061	1,333,951
Current liabilities
Current portion of capital lease obligations	6,682	5,786
Accounts payable and accrued expenses	84,235	81,110
Accounts payable to parent or subsidiaries	273,776	230,642
Total current liabilities	364,693	317,538
Long-term liabilities
Capital lease obligations, less current portion	85,765	88,976
Other long-term liabilities and deferrals	83,590	75,525
Total long-term liabilities	169,355	164,501
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	457,368	457,368
Other stockholder's equity	361,645	394,544
Total Cinemark USA, Inc. stockholder's equity	819,013	851,912
Total equity	819,013	851,912
Total liabilities and equity	1,353,061	1,333,951
Subsidiary Non-Guarantors
Current assets
Cash and cash equivalents	242,605	217,457	209,051	160,436
Other current assets	76,834	69,935
Total current assets	319,439	287,392
Theatre properties and equipment-net	383,272	322,609
Other assets	393,670	372,811
Total assets	1,096,381	982,812
Current liabilities
Current portion of long-term debt	2,546	2,902
Current portion of capital lease obligations	2,312	2,015
Accounts payable and accrued expenses	150,044	115,650
Accounts payable to parent or subsidiaries	64,502	15,783
Total current liabilities	219,404	136,350
Long-term liabilities
Long-term debt, less current portion		6,045
Capital lease obligations, less current portion	25,160	12,305
Other long-term liabilities and deferrals	148,836	138,730
Total long-term liabilities	173,996	157,080
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	10,218	10,218
Other stockholder's equity	681,844	668,402
Total Cinemark USA, Inc. stockholder's equity	692,062	678,620
Noncontrolling interests	10,919	10,762
Total equity	702,981	689,382
Total liabilities and equity	1,096,381	982,812
Eliminations
Current assets
Other current assets	(41,294)	(38,044)
Accounts receivable from subsidiaries	(338,278)	(246,425)
Total current assets	(379,572)	(284,469)
Investment in subsidiaries	(1,511,075)	(1,530,532)
Other assets	(6,478)	(14,764)
Total assets	(1,897,125)	(1,829,765)
Current liabilities
Accounts payable and accrued expenses	(36,755)	(34,075)
Accounts payable to parent or subsidiaries	(338,278)	(246,425)
Total current liabilities	(375,033)	(280,500)
Long-term liabilities
Long-term debt, less current portion		(3,143)
Other long-term liabilities and deferrals	(11,017)	(15,590)
Total long-term liabilities	(11,017)	(18,733)
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	(467,586)	(467,586)
Other stockholder's equity	(1,043,489)	(1,062,946)
Total Cinemark USA, Inc. stockholder's equity	(1,511,075)	(1,530,532)
Total equity	(1,511,075)	(1,530,532)
Total liabilities and equity	$ (1,897,125)	$ (1,829,765)